Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net
The following is a summary of property and equipment, net:

	December 31, 2022	December 31, 2023
	RMB in thousands
Leasehold improvements	282,007	232,044
Servers and computers	2,830,434	3,029,118
Others	64,595	63,308

Total	3,177,036	3,324,470
Less: accumulated depreciation	(1,949,873)	(2,609,736)

Net book value	1,227,163	714,734